NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES (Tables)	12 Months Ended
Jan. 01, 2023
Related Party Transactions [Abstract]
Summary of Transactions with SunPower Subsequent to the Spin-off
The below table summarizes our transactions with SunPower subsequent to the Spin-off, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Charges from product collaboration agreement	$17,035	$32,887	$10,846
Net (credit) charges from transition services agreement	(3,019)	5,217	6,229

We had the following balances related to transactions with SunPower as of January 1, 2023 and January 2, 2022:

	As of
(In thousands)	January 1, 2023	January 2, 2022
Accounts receivable	$5,403	$3,959
Other receivables from SunPower (Note 6)	14,703	13,979
Other receivables, non-current	1,458	1,458
Accounts payable	1,910	2,315
Accrued liabilities (Note 6)	7,769	8,361